Supplement to the
Fidelity® Cash Management Funds:
Government Fund, Prime Fund, Tax-Exempt Fund, and Treasury Fund -
Capital Reserves Class
December 30, 2014
Prospectus

Effective May 15, 2015, references to Government Fund throughout this prospectus are no longer applicable.

At a special shareholder meeting of Prime Fund, shareholders approved a proposal to merge Prime Fund into Fidelity Government Money Market Fund. The Reorganization is expected to take place in the fourth quarter of 2015.

Effective May 31, 2015, the principal investment strategy for Treasury Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus is revised as follows:

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

This policy is subject to change only upon 60 days' prior notice to shareholders.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 10 for Tax-Exempt Fund and updates information contained in the "Fund Services - Fund Management" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	0.97%
Fee waiver and/or expense reimbursementA	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Capital Reserves Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.95%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

DMFR-15-04  June 9, 2015
1.480142.129
1 year	$ 97
3 years	$ 303
5 years	$ 529
10 years	$ 1,183

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 14 for Treasury Fund.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	0.98%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Capital Reserves Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.95%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 97
3 years	$ 303
5 years	$ 530
10 years	$ 1,191

Supplement to the
Fidelity® Cash Management Funds:
Government Fund, Prime Fund, Tax-Exempt Fund, and Treasury Fund -
Daily Money Class
December 30, 2014
Prospectus

Effective May 15, 2015, references to Government Fund throughout this prospectus are no longer applicable.

At a special shareholder meeting of Prime Fund, shareholders approved a proposal to merge Prime Fund into Fidelity Government Money Market Fund. The Reorganization is expected to take place in the fourth quarter of 2015.

Effective May 31, 2015, the principal investment strategy for Treasury Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus is revised as follows:

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

This policy is subject to change only upon 60 days' prior notice to shareholders.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 10 for Tax-Exempt Fund and updates information contained in the "Fund Services - Fund Management" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.72%
Fee waiver and/or expense reimbursementA	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Daily Money Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.70%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

DMFI-15-04  June 9, 2015
1.480141.128
1 year	$ 72
3 years	$ 224
5 years	$ 393
10 years	$ 887

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 14 for Treasury Fund.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.73%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Daily Money Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.70%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 72
3 years	$ 224
5 years	$ 395
10 years	$ 896

Supplement to the
Fidelity® Tax-Free Money Market Fund
December 30, 2014
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3 and updates information contained in the "Fund Services - Fund Management" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses	0.47%
Fee waiver and/or expense reimbursementA	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 46
3 years	$ 144
5 years	$ 255
10 years	$ 584
TFM-15-01  June 9, 2015
1.761611.117

Supplement to the
Fidelity® Cash Management Funds: Treasury Fund - Advisor B Class and Advisor C Class
December 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategy for the fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus is revised as follows:

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

This policy is subject to change only upon 60 days' prior notice to shareholders.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class B

Class C

Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	1.00%	1.00%
Other expenses	0.23%	0.23%
Total annual operating expenses	1.48%	1.48%
Fee waiver and/or expense reimbursementA	0.03%	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.45%	1.45%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class B and Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.45% and 1.45%. These arrangements will remain in effect through December 31, 2018. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

DMFB-DMFC-15-02  June 9, 2015
1.480136.130

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 665	$ 148	$ 251	$ 148
3 years	$ 1,014	$ 459	$ 570	$ 459
5 years	$ 1,392	$ 797	$ 916	$ 797
10 years	$ 2,466	$ 1,759	$ 1,900	$ 1,759